Financial instruments and financial risk management - Financial instruments summary (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Jun. 30, 2021
Financial instruments
Financial liabilities	€ 142,051	€ 107,929
Non Current Deposits | Financial assets, at amortized cost
Financial instruments
Financial assets	294	175
Trade and other receivables, Current | Financial assets, at amortized cost
Financial instruments
Financial assets	8,276	5,030
Cash and cash equivalents | Financial assets, at amortized cost
Financial instruments
Financial assets	113,507	76,760
Other assets
Financial instruments
Financial assets	61,874	14,492
Other assets | No category in accordance with IFRS 9
Financial instruments
Financial assets	17,170	10,864
deposits | Financial assets, at amortized cost
Financial instruments
Financial assets	414	816
Other financial assets | Financial assets, at amortized cost
Financial instruments
Financial assets	44,290	5,030
Non-current lease liabilities
Financial instruments
Financial liabilities	16,817	8,786
Non-current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	16,817	8,786
Current Tax Liabilities [Member]
Financial instruments
Financial liabilities	25,892	14,293
Current Tax Liabilities [Member] | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	25,892	14,293
Current lease liabilities
Financial instruments
Financial liabilities	5,189	5,361
Current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	5,189	5,361
Trade and other payables | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	45,156	44,210
Other liabilities, Current
Financial instruments
Financial liabilities	74,889	50,227
Other liabilities, Current | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	58,261	40,596
Other financial liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	€ 16,628	€ 9,631